SHARE-BASED COMPENSATION PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION PLANS

9. SHARE-BASED COMPENSATION PLANS

Prior to the IPO, certain employees and directors of Vantiv Holding participated in the Phantom Equity Plan. As discussed in Note 1, in connection with the IPO, outstanding awards under the Phantom Equity Plan were converted into unrestricted and restricted Class A common stock, issued under the 2012 Equity Incentive Plan.

Phantom Equity Plan

Awards under the Phantom Equity Plan vested upon either the occurrence of certain events (“Time Awards”) or the achievement of specified performance goals (“Performance Awards”). Time Awards fully vested on the earliest of the fifth anniversary of the grant date, subject to the participant’s continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contained certain vesting conditions that were triggered upon the earlier of the consummation of a change of control or an IPO.

2012 Equity Incentive Plan

The 2012 Equity Incentive Plan was adopted by the Company’s board of directors in March 2012. The 2012 Equity Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards and other stock-based awards. The maximum number of shares of Class A common stock available for issuance pursuant to the 2012 Equity Incentive Plan is 35.5 million shares.

In connection with the IPO, vested Time Awards originally issued under the Phantom Equity Plan were converted into Class A common stock, whereas unvested Time Awards and Performance Awards were converted into restricted Class A common stock, which was issued under the 2012 Equity Incentive Plan.

In connection with the IPO and conversion of phantom units, the Company issued 1,381,135 shares of unrestricted Class A common stock related to vested Time Awards and 3,073,118 shares of restricted Class A common stock related to unvested Time Awards.  As the shares of restricted Class A common stock were issued in connection with the conversion of the Time Awards under the Phantom Equity Plan, compensation cost associated with the shares of restricted Class A common stock is equal to the remaining compensation expense previously associated with the Time Awards.  This compensation cost will be recognized prospectively on a straight-line basis, beginning on the date of the IPO and continuing over the remaining vesting period determined in accordance with the original Phantom Equity Plan award agreements.

The Company issued 3,560,223 shares of restricted Class A common stock in connection with the conversion of Performance Awards under the Phantom Equity Plan.  The fair value of restricted Class A common stock was based on the IPO price of $17.00 per share. Prior to the IPO, the occurrence of a qualifying event underlying the Performance Awards had not been considered probable, thus, no compensation cost related to the Performance Awards had been recognized. Upon the IPO and conversion of Performance Awards into restricted Class A common stock, compensation cost was recognized in accordance with ASC 718, Compensation — Stock Compensation, as an “improbable-to-probable” modification. As such, unrecognized compensation costs associated with the converted Performance Awards will be recognized on a straight-line basis over the three-year vesting period of the underlying restricted Class A common stock based on the fair value of such restricted Class A common stock.

Also in connection with the IPO, the Company issued 74,110 restricted stock units to members of the Company’s board of directors, which vest on the earlier of one year from the date of the grant or the next annual stockholder meeting and will be settled in shares of Class A common stock following the termination of the director’s service. Additionally, upon the IPO, the Company issued a total of 231,100 restricted stock units to 2,311 active employees of the Company, with each employee receiving 100 restricted stock units. Subject to recipients’ continued service, such units will cliff vest on the fourth anniversary of the IPO.

The following table summarizes equity award activity from the date of the IPO through June 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock to Class A common stock upon vesting	(348,619)	—
Issuance of Restricted Stock Units to directors and employees	—	310,121
Forfeitures	(45,641)	(19,100)
Total	6,239,081	291,021

For the six months ended June 30, 2012 and 2011, share-based compensation expense totaled $17.5 million and $1.4 million, respectively. At June 30, 2012, there was approximately $78.7 million of share-based compensation expense not yet recognized related to restricted Class A common stock and restricted stock units.

12. SHARE-BASED COMPENSATION

Phantom Equity

        Effective June 30, 2009, Vantiv Holding established the Phantom Equity Plan for certain employees. The aggregate number of Units that may be issued under the Phantom Equity Plan is limited to approximately 15.3 million. Awards under the Phantom Equity Plan vest upon either the occurrence of certain events ("Time Awards") or the achievement of specified performance goals ("Performance Awards"). Time Awards fully vest on the earliest of the fifth anniversary of the grant date, subject to the participant's continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contain certain vesting conditions that are triggered upon the earlier of the consummation of a change of control or an initial public offering. Vantiv Holding has the choice to settle both Time Awards and Performance Awards in either cash or equity units, except in the event of an initial public offering, which requires settlement in equity shares.

        As discussed in Note 9, on September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Units to be used for the settlement of Time Awards and Performance Awards. The authorization of such Units permitted Vantiv Holding to account for share-based payments as equity awards. Prior to the authorization, Time Awards and Performance Awards were accounted for as liability awards, with changes in fair value of Time Awards recognized as compensation cost over the requisite service period. Upon authorization of the Class D Units, Vantiv Holding remeasured the existing awards to fair value, with the adjustment recorded in the year ended December 31, 2010 as compensation cost.

        The table below includes a summary of Time Award and Performance Award transactions during the year ended December 31, 2011:

	Time Awards		Performance Awards
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding, beginning of period	7,669,121	$6.28	5,389,005	$6.28
Granted	1,156,479	8.84	578,277	8.84
Exercised	—	—	—	—
Forfeited or expired	94,324	6.69	47,164	6.69

Outstanding, end of period	8,731,276	$6.62	5,920,118	$6.62

Exercisable, end of period	—	—	—	—

        There were no exercisable Time Awards or Performance Awards outstanding at December 31, 2011 or 2010.

        ASC 718, Compensation—Stock Compensation, requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. Based on the vesting criteria and continued service requirements, compensation cost related to Time Awards is recognized on a straight-line basis over seven years. Compensation cost associated with Time Awards issued under the Phantom Equity Plan was $3.0 million, $2.8 million and $0.6 million, respectively, for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009. At December 31, 2011, there was approximately $26.8 million of share-based compensation expense related to non-vested Time Awards not yet recognized. The expense is expected to be recognized over a remaining weighted-average period of approximately 5.1 years.

        The value of Performance Awards outstanding at December 31, 2011 and 2010 was approximately $17.1 million and $15.6 million, respectively. However, no compensation cost attributable to Performance Awards has been recognized as the achievement of such performance is not deemed probable.

        The table below presents the number and weighted-average grant-date fair value of non-vested Time Awards at the beginning and end of the year, as well as those granted, vested and forfeited during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009:

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

        Upon reclassification of awards from liability awards to equity awards on September 29, 2010, awards were remeasured to a weighted-average fair value of $4.11 per award.

        The value of the Time Awards during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 was estimated using the Black-Scholes option pricing model, which incorporates the weighted-average assumptions below (assumptions below also reflect the expected option life at the date of remeasurement during 2010):

	2011	2010	2009
Expected option life at grant (in years)	7.0	7.0	7.0
Expected option life at remeasurement (in years)	—	6.3	6.7
Expected volatility	35.0%	36.0%	37.4%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.6%	1.7%	3.3%

        The expected option life represents the requisite service period associated with Time Awards. Due to the lack of Company-specific historical data, the expected volatility is based on the average historical and implied volatility of the Company's peer group. The expected dividend yield reflects the assumption that dividends will not be paid by the Company to holders of Time Awards. The risk-free interest rate is based on the U.S. Treasury strip rate in effect at the time of grant or remeasurement.

        During 2010, 222,884 Time and 111,443 Performance Awards were granted to a non-employee. The grant-date fair value of the Time Awards was $4.12, resulting in total expense of $0.9 million, which was recorded in 2010 earnings. The information presented throughout the above discussion incorporates these awards. No expense has been recorded for the Performance Awards as related performance measures are not deemed probable.

Stock Options, Stock Appreciation Rights and Restricted Stock

        Prior to the Transaction, certain employees of the Predecessor Company participated in stock-based compensation plans of Fifth Third Bancorp. Stock-based awards issued and outstanding under Fifth Third Bancorp plans were forfeited in conjunction with the termination by Fifth Third Bank of employees associated with the Successor Company on January 1, 2010, as discussed below.

        Under Fifth Third Bancorp plans, certain employees were granted Fifth Third Bancorp stock-based awards. These awards primarily included stock options, stock appreciation rights ("SARs") and restricted shares. Stock options, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to 10-year terms and vested and became fully exercisable ratably over a three or four year period of continued employment. SARs, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to ten-year terms and vested and became exercisable either ratably or fully over a four year period of continued employment. All SARs outstanding were to be settled with stock. Fifth Third Bancorp did not grant discounted stock options or SARs, re-price previously granted stock options or SARs or grant reload stock options. Restricted share grants vested fully either after four years or ratably after three, four, and five years of continued employment and included dividend and voting rights.

        The Predecessor Company applied the fair value provisions of ASC 718, Compensation—Stock Compensation, in accounting for stock-based compensation plans and recognized compensation expense for the grant-date fair value of stock-based compensation issued over its requisite service period. Compensation expense associated with the stock compensation plan allocated to the Predecessor Company was $1.1 million for the six months ended June 30, 2009 and was included in the allocated expense line in the statement of income. There were no grants of stock options, SARs or restricted shares or options exercised after July 1, 2009.

        Subsequent to the Transaction, the Company entered into an employment arrangement with Fifth Third Bank under which employees associated with the Successor Company remained employees of Fifth Third Bank and were allocated to the Company. This arrangement extended through December 31, 2009, at which point such employees were terminated by Fifth Third Bank and immediately hired by the Company. In connection with the termination of the employees from Fifth Third Bank, all outstanding stock options, SARs and restricted shares were forfeited at that time.